VESSELS AND EQUIPMENT, NET - Additional Information (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	Mar. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)	Dec. 31, 2016 vessel
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes			$ 176,598,000
Depreciation			35,984,000	$ 30,794,000
Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			$ 11
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel		3	3		2
Newcastlemax Vessels | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 1
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel		27	27		20
Capesize Vessels | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 5
Ice Class Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel		12	12		10
Kamsarmax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel		13	13		8
Ultramax Vessel [Member]
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel		8	8		6
Number of vessels acquired | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 14		$ 14
Panamax Vessels | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 8
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes			176,598,000
Depreciation			35,984,000
Supramax Newbuildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes			48,500,000
Capesize Newbuildings [Domain]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Transfers and Changes			128,100,000
Hemen Holdings Ltd [Domain] | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Value of Assets Acquired		343,300,000
Hemen Holdings Ltd [Domain] | Number of vessels acquired
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired	$ 2	2	2
Hemen Holdings Ltd [Domain] | Number of vessels acquired | Quintana Shipping Ltd [Domain]
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired			$ 16
Hemen Holdings Ltd [Domain] | Panamax Vessels
Property, Plant and Equipment [Line Items]
Noncash or Part Noncash Acquisition, Fixed Assets Acquired		$ 5